                               ING PARTNERS, INC.
                          ING Solution Income Portfolio
                           ING Solution 2015 Portfolio
                           ING Solution 2025 Portfolio
                           ING Solution 2035 Portfolio
                           ING Solution 2045 Portfolio

                        Supplement Dated October 19, 2005
                       to the Initial Class Prospectus and
                 the Service Class and Adviser Class Prospectus
                            Each Dated April 29, 2005

     Effective October 31, 2005, Davis Selected Advisers, L.P. ("Davis") has been appointed to replace Salomon Brothers Asset Management Inc as Sub-Adviser to ING Salomon Brothers Fundamental Value Portfolio ("Portfolio").

     In connection with this Sub-Adviser change, the new name of the Portfolio will be "ING Davis Venture Value Portfolio." Effective October 31, 2005, all references to "ING Salomon Brothers Fundamental Value Portfolio" and "Salomon Brothers Asset Management Inc" will be deleted and replaced with "ING Davis Venture Value Portfolio" and "Davis Selected Advisers, L.P.," respectively.

     The "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" chart as it applies to the row describing the Portfolio found on page 19 of the Initial Class Prospectus and page 20 of the Adviser and Service Class Prospectus will be deleted and replaced with the following. The chart (except as revised below) remains unchanged for the other underlying portfolios.

     INVESTMENT
  ADVISER/PORTFOLIO                           INVESTMENT
       MANAGER           UNDERLYING FUND      OBJECTIVE            MAIN INVESTMENTS         MAIN RISKS
----------------------  -----------------  ----------------  ---------------------------  ---------------
INVESTMENT ADVISER:     ING Davis Venture  Long-term growth  Under normal circumstances,  Diversification
ING Life Insurance and  Value Portfolio    of capital.       the Portfolio invests the    Risk, Foreign
Annuity Company                                              majority of its assets in    Markets Risk,
                                                             equity securities issued by  Headline Risk,
PORTFOLIO MANAGER:                                           large companies with market  Industry Focus
Davis Selected                                               capitalizations of at least  Risk, Manager
Advisers, L.P.                                               $10 billion.  The Portfolio  Risk, Market
                                                             has the flexibility to       and Company
                                                             invest a limited portion of  Risk, Small and
                                                             its assets in companies of   Mid Cap Risk,
                                                             any size, to invest in       Stock Risk
                                                             companies whose shares may
                                                             be subject to controversy,
                                                             to invest in foreign
                                                             securities, and to invest
                                                             in non-equity securities.
                                                             The Portfolio is not
                                                             diversified.

Effective immediately, the following changes are made to the Prospectuses:

The header at the top of page 8 of the Initial Class Prospectus and the Adviser Class and Service Class Prospectus is hereby amended to read as follows:

ING SOLUTION 2045 PORTFOLIO

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                               ING PARTNERS, INC.
                          ING Solution Income Portfolio
                           ING Solution 2015 Portfolio
                           ING Solution 2025 Portfolio
                           ING Solution 2035 Portfolio
                           ING Solution 2045 Portfolio

                        Supplement Dated October 19, 2005
                           to the Class T Prospectus,
                              Dated April 29, 2005

     Effective October 31, 2005, Davis Selected Advisers, L.P. ("Davis") has been appointed to replace Salomon Brothers Asset Management Inc as Sub-Adviser to ING Salomon Brothers Fundamental Value Portfolio ("Portfolio").

     In connection with this Sub-Adviser change, the new name of the Portfolio will be "ING Davis Venture Value Portfolio." Effective October 31, 2005, all references to "ING Salomon Brothers Fundamental Value Portfolio" and "Salomon Brothers Asset Management Inc" will be deleted and replaced with "ING Davis Venture Value Portfolio" and "Davis Selected Advisers, L.P.," respectively.

     The "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" chart as it applies to the row describing the Portfolio found on page 19 will be deleted and replaced with the following. The chart (except as revised below) remains unchanged for the other underlying portfolios.

          INVESTMENT
       ADVISER/PORTFOLIO                                 INVESTMENT
            MANAGER               UNDERLYING FUND        OBJECTIVE            MAIN INVESTMENTS           MAIN RISKS
------------------------------ -------------------- ------------------ ----------------------------- -----------------
INVESTMENT ADVISER:            ING Davis Venture    Long-term growth   Under normal circumstances,   Diversification
ING Life Insurance and         Value Portfolio      of capital.        the Portfolio invests the     Risk, Foreign
Annuity Company                                                        majority of its assets in     Markets Risk,
                                                                       equity securities issued by   Headline Risk,
PORTFOLIO MANAGER:                                                     large companies with market   Industry Focus
Davis Selected Advisers, L.P.                                          capitalizations of at least   Risk, Manager
                                                                       $10 billion.  The Portfolio   Risk, Market
                                                                       has the flexibility to        and Company
                                                                       invest a limited portion of   Risk, Small and
                                                                       its assets in companies of    Mid Cap Risk,
                                                                       any size, to invest in        Stock Risk
                                                                       companies whose shares may
                                                                       be subject to controversy,
                                                                       to invest in foreign
                                                                       securities, and to invest
                                                                       in non-equity securities.
                                                                       The Portfolio is not
                                                                       diversified.

Effective immediately, the following changes are made to the Prospectuses:

The header at the top of page 8 is hereby amended to read as follows:

ING SOLUTION 2045 PORTFOLIO

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE